Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for trade receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross amount	€ 6,928	€ 5,489
ECL allowance	(551)	(562)
Carrying amount	6,377	4,927
Current and less than 90 days past due
Disclosure of credit risk exposure [line items]
Gross amount	5,964	4,820
ECL allowance	(88)	(178)
Carrying amount	5,876	4,642
90 days or more past due
Disclosure of credit risk exposure [line items]
Gross amount	964	669
ECL allowance	(463)	(384)
Carrying amount	€ 501	€ 285